GOODWILL (Details) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
GOODWILL
As at January 1, 2020 and December 31, 2020	€ 19,938
As at December 31, 2021	24,728
Wild Streak LLC
GOODWILL
Goodwill recognized upon acquisition of Wild Streak LLC	€ 4,790